Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Retained earnings (deficit) CNY (¥)	Retained earnings (deficit) USD ($)	Accumulated Other Comprehensive income (deficit) CNY (¥)	Accumulated Other Comprehensive income (deficit) USD ($)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity CNY (¥)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 1	[1]			¥ 7	[1]			¥ 203,150		¥ 27,565		¥ 65,774				¥ 296,497		¥ 60,370		¥ 356,867
Balance (in Shares) | shares	[1]	5,666,376		5,666,376		40,000,000		40,000,000
Balance at Dec. 31, 2022		¥ 1	[1]			¥ 7	[1]			203,150		27,565		65,774				296,497		60,370		356,867
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	5,666,376		5,666,376		40,000,000		40,000,000
Net income (loss)			[1]				[1]							31,457				31,457		6,052		37,509
Foreign Currency Translation Adjustment
Transfer to statutory reserve			[1]				[1]					3,746		(3,746)
Dividend			[1]				[1]							(55,104)				(55,104)				(55,104)
Balance at Dec. 31, 2023		¥ 1	[1]			¥ 7	[1]			203,150		31,311		38,381				272,850		66,422		339,272
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	5,666,376		5,666,376		40,000,000		40,000,000
Balance (in Dollars)		¥ 1	[1]			¥ 7	[1]			203,150		31,311		38,381				272,850		66,422		339,272
Balance (in Shares) | shares	[1]	5,666,376		5,666,376		40,000,000		40,000,000
Net income (loss)			[1]				[1]							11,311				11,311		2,159		13,470
Foreign Currency Translation Adjustment			[1]				[1]									3		3				3
Transfer to statutory reserve			[1]				[1]					1,336		(1,336)
Dividend			[1]				[1]							(205)				(205)				(205)
Balance at Dec. 31, 2024		¥ 1	[1]			¥ 7	[1]			203,150		32,647		48,151		3		283,959		68,581		352,540
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	5,666,376		5,666,376		40,000,000		40,000,000
Balance (in Dollars)		¥ 1	[1]			¥ 7	[1]			203,150		32,647		48,151		3		283,959		68,581		352,540
Balance (in Shares) | shares	[1]	5,666,376		5,666,376		40,000,000		40,000,000
Net income (loss)			[1]				[1]							(69,784)				(69,784)		(13,184)		(82,968)	$ (11,867)
Foreign Currency Translation Adjustment							[1]									(1,929)		(1,929)				(1,929)	(275)
Issuance of shares in initial public offering			[1]				[1]			37,602								37,602				37,602
Issuance of shares in initial public offering (in Shares) | shares	[1]	1,725,000		1,725,000
Shareholders interest contribution			[1]				[1]													1,470		1,470
Balance at Dec. 31, 2025		¥ 1	[1]		[1]	¥ 7	[1]	$ 1	[1]	240,752	$ 34,427	32,647	$ 4,668	(21,633)	$ (3,099)	(1,926)	$ (275)	249,848	$ 35,722	56,867	$ 8,132	306,715	43,854
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	7,391,376		7,391,376		40,000,000		40,000,000
Balance (in Dollars)		¥ 1	[1]		[1]	¥ 7	[1]	$ 1	[1]	¥ 240,752	$ 34,427	¥ 32,647	$ 4,668	¥ (21,633)	$ (3,099)	¥ (1,926)	$ (275)	¥ 249,848	$ 35,722	¥ 56,867	$ 8,132	¥ 306,715	$ 43,854
Balance (in Shares) | shares	[1]	7,391,376		7,391,376		40,000,000		40,000,000

[1]	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.